August 16, 2016

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

Re:  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-212561) for Combination of Certain Series of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") (SEC File Nos. 333-119867 and 811-21624) with and into Corresponding Series of the Trust

Dear Sir/Madam:

Accompanying this letter for filing is Pre-Effective Amendment No. 1 of the Trust's Registration Statement on Form N-14. This registration statement relates to the proposed combination of certain series of the Trust with and into corresponding series of the Trust.  All changes related to staff comments previously provided are reflected in this Amendment as described in the response letter submitted separately.

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and its principal underwriter, Allianz Life Financial Services, LLC, respectfully request that the effective date of the Registration Statement be accelerated and that the Registration Statement be declared effective August 17, 2016, or as soon thereafter as may be practicable.

In connection with this filing, the Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing. Staff comments on the filing, changes to the filing following staff comments or any action by the Commission or by the staff of the Commission, acting pursuant to delegated authority, to declare the filing effective do not foreclose the Commission from taking any action with respect to the filing. The Registrant cannot assert staff comments as a defense to an action by the Commission under the Federal securities laws except to the extent otherwise legally permissible.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five years. Any disclosures and exhibits not filed herewith will be filed in a subsequent 485(b) filing. Pursuant to Form N-14, General Instruction B, and Rule 24f-2, no filing fee is due upon the filing of this registration statement. If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust

By: /s/ Erik Nelson
     ______________________________________________
     Erik Nelson, Chief Legal Officer
     763/765-7453
     Erik.Nelson@allianzlife.com

Allianz Life Financial Services, LLC

By: /s/ Kristine M. Lord-Krahn
     ______________________________________________
     Kristine M. Lord-Krahn,
    Chief Legal Officer and Secretary

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com
Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.